SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Total	$ 3,395	$ 4,759